Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$679,712.64

Principal:
Principal Collections	$10,556,024.54
Prepayments in Full	$4,150,334.63
Liquidation Proceeds	$97,144.48
Recoveries	$51,639.41
Sub Total	$14,855,143.06
Collections	$15,534,855.70

Purchase Amounts:
Purchase Amounts Related to Principal	$249,052.99
Purchase Amounts Related to Interest	$1,569.03
Sub Total	$250,622.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,785,477.72

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,785,477.72
Servicing Fee	$184,596.18	$184,596.18	$0.00	$0.00	$15,600,881.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,600,881.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,600,881.54
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,600,881.54
Interest - Class A-4 Notes	$111,268.15	$111,268.15	$0.00	$0.00	$15,489,613.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,489,613.39
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$15,422,139.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,422,139.64
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$15,372,153.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,372,153.81
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$15,309,013.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,309,013.81
Regular Principal Payment	$14,527,514.55	$14,527,514.55	$0.00	$0.00	$781,499.26
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$781,499.26
Residual Released to Depositor	$0.00	$781,499.26	$0.00	$0.00	$0.00
Total		$15,785,477.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,527,514.55
Total					$14,527,514.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,527,514.55	$106.21	$111,268.15	$0.81	$14,638,782.70	$107.02
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$14,527,514.55	$9.02	$291,867.73	$0.18	$14,819,382.28	$9.20

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$103,505,253.10	0.7567280	$88,977,738.55	0.6505172
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$213,995,253.10	0.1329105	$199,467,738.55	0.1238876

Pool Information
Weighted Average APR	3.955%	3.969%
Weighted Average Remaining Term	23.03	22.26
Number of Receivables Outstanding	23,941	23,151
Pool Balance	$221,515,413.73	$206,302,764.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$213,995,253.10	$199,467,738.55
Pool Factor	0.1345619	0.1253208

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$6,835,026.24
Targeted Overcollateralization Amount	$6,835,026.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,835,026.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$160,092.30
(Recoveries)		124	$51,639.41
Net Loss for Current Collection Period			$108,452.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5875%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4204%
Second Preceding Collection Period			1.0799%
Preceding Collection Period			0.0510%
Current Collection Period			0.6084%
Four Month Average (Current and Preceding Three Collection Periods)			0.5399%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,001	$10,879,105.05
(Cumulative Recoveries)			$1,862,025.89
Cumulative Net Loss for All Collection Periods			$9,017,079.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5478%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,175.39
Average Net Loss for Receivables that have experienced a Realized Loss			$1,803.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.31%	372	$4,765,682.54
61-90 Days Delinquent	0.22%	34	$456,355.69
91-120 Days Delinquent	0.07%	6	$137,970.27
Over 120 Days Delinquent	0.46%	54	$958,200.10
Total Delinquent Receivables	3.06%	466	$6,318,208.60

Repossession Inventory:
Repossessed in the Current Collection Period		13	$268,944.80
Total Repossessed Inventory		18	$336,958.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4052%
Preceding Collection Period			0.3801%
Current Collection Period			0.4060%
Three Month Average			0.3971%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer